Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2021
Accumulated other comprehensive income
27 Accumulated other comprehensive income and additional share information
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2021 (CHF million)
Balance at beginning of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
Increase/(decrease)	(260)	783	0		707	4	302	1,536
Reclassification adjustments, included in net income/(loss)	(41)	6	0		315	(95)	103	288
Total increase/(decrease)	(301)	789	0		1,022	(91)	405	1,824
Balance at end of period	(95)	(16,739)	13		(2,705)	365	(2,165)	(21,326)
2020 (CHF million)
Balance at beginning of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
Increase/(decrease)	91	(3,076)	(49)		(327)	(5)	45	(3,321)
Reclassification adjustments, included in net income/(loss)	87	17	32		290	(143)	157	440
Total increase/(decrease)	178	(3,059)	(17)		(37)	(148)	202	(2,881)
Balance at end of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
2019 (CHF million)
Balance at beginning of period	(72)	(13,442)	10		(3,974)	387	(890)	(17,981)
Increase/(decrease)	65	(1,015)	20		44	338	(2,053)	(2,601)
Increase/(decrease) due to equity method investments	10	(18)	0		0	0	0	(8)
Reclassification adjustments, included in net income/(loss)	25	6	0		282	(121)	193	385
Cumulative effect of accounting changes, net of tax	0	0	0		(42)	0	(22)	(64)
Total increase/(decrease)	100	(1,027)	20		284	217	(1,882)	(2,288)
Balance at end of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2021, 2020 and 2019.
> Refer to “Note 29 – Tax” and “Note 32 – Pension and other post-retirement benefits” for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2021	2020	2019
Reclassification adjustments, included in net income/(loss) (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	388	355	355
Tax expense/(benefit)	(73)	(65)	(73)
Net of tax	315	290	282
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [1]	(118)	(176)	(153)
Tax expense/(benefit)	23	33	32
Net of tax	(95)	(143)	(121)
1 These components are included in the computation of total benefit costs. Refer to "Note 32 – Pension and other post-retirement benefits" for further information.
Additional share information
	2021		2020		2019
Common shares issued
Balance at beginning of period	2,447,747,720		2,556,011,720		2,556,011,720
Issuance of common shares	203,000,000		0		0
Cancellation of repurchased shares	0		(108,264,000)		0
Balance at end of period	2,650,747,720		2,447,747,720		2,556,011,720
Treasury shares
Balance at beginning of period	(41,602,841)		(119,761,811)		(5,427,691)
Sale of treasury shares	2,053,309,578		1,222,417,138		795,576,688
Repurchase of treasury shares	(2,151,374,939)		(1,303,331,434)		(951,743,509)
Cancellation of repurchased shares	0		108,264,000		0
Issuance of common shares relating to mandatory convertible notes	(203,000,000)		0		0
Conversion of mandatory convertible notes	202,998,491		0		0
Share-based compensation	58,606,500		50,809,266		41,832,701
Balance at end of period	(81,063,211)		(41,602,841)		(119,761,811)
Common shares outstanding
Balance at end of period	2,569,684,509	[1]	2,406,144,879	[2]	2,436,249,909
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
26 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2021 (CHF million)
Balance at beginning of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
Increase/(decrease)	(259)	751	0		12	4	284	792
Reclassification adjustments, included in net income/(loss)	(41)	6	0		19	1	103	88
Total increase/(decrease)	(300)	757	0		31	5	387	880
Balance at end of period	(95)	(16,760)	13		(429)	(6)	(2,082)	(19,359)
2020 (CHF million)
Balance at beginning of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
Increase/(decrease)	90	(2,974)	(49)		(55)	(4)	(6)	(2,998)
Reclassification adjustments, included in net income/(loss)	87	17	32		12	0	157	305
Total increase/(decrease)	177	(2,957)	(17)		(43)	(4)	151	(2,693)
Balance at end of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
2019 (CHF million)
Balance at beginning of period	(58)	(13,573)	9		(350)	(8)	(860)	(14,840)
Increase/(decrease)	65	(990)	21		(42)	0	(1,931)	(2,877)
Reclassification adjustments, included in net income/(loss)	21	3	0		17	1	193	235
Cumulative effect of accounting changes, net of tax	0	0	0		(42)	0	(22)	(64)
Total increase/(decrease)	86	(987)	21		(67)	1	(1,760)	(2,706)
Balance at end of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2021, 2020 and 2019.
> Refer to “Note 28 – Tax” and “Note 31 – Pension and other post-retirement benefits” for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2021	2020	2019
Reclassification adjustments, included in net income/(loss) (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	23	13	22
Tax expense/(benefit)	(4)	(1)	(5)
Net of tax	19	12	17
1 These components are included in the computation of total benefit costs. Refer to "Note 31 – Pension and other post-retirement benefits" for further information.